Subsequent Events	12 Months Ended
Apr. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS

On July 7, 2025 the Company announced the appointment of Jon Lieber to its Board of Directors, effective immediately.

Mr. Lieber brings over 30 years of financial and strategic leadership across the biotechnology and life sciences sectors, with deep expertise in capital markets, investor relations, and corporate development. He currently serves as Chief Financial Officer at Rallybio, a clinical-stage biotechnology company developing therapies for severe and rare diseases. He also brings valuable experience in Nasdaq governance, having served as both a senior executive and board member of publicly traded companies.